Securities Act Registration No. 333-184169

Investment Company Act Registration No. 811-22756

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐	Pre-Effective Amendment No._

☒	Post-Effective Amendment No. 125

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☒	Amendment No. 126

(Check appropriate box or boxes.)

Advisors Preferred Trust

(Exact Name of Registrant as Specified in Charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 223-1998

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b)

☒ On October 21, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 122 to the Registration Statement of Advisors Preferred Trust, on behalf of the Kensington Managed Income Fund, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 26, 2020 (SEC Accession No. 0001580642-20-002443), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to further delay the effectiveness of the Registration Statement until October 21, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Bexley, and State of Ohio, on the 23rd day of September 2020.

Advisors Preferred Trust

By: /s/

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

Christine Casares*	Treasurer and Principal Financial Officer

Catherine Ayers-Rigsby *	President, Principal Executive Officer and Trustee

Brian S. Humphrey *	Trustee

Charles R. Ranson *	Trustee

Felix Rivera *	Trustee

David Feldman*	Trustee

*By: /s/

JoAnn M. Strasser,

Attorney-in-Fact

September 23, 2020